Capitalized Software, net - Schedule of Capitalized Software, Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Prepaid Expenses and Other Current Assets
2022	$ 10,648
2023	8,914
2024	$ 4,728